Note 32 - Related Party Transactions (Details Textual) - Dec. 31, 2019	USD ($)	EUR (€)	JPY (¥)
Operating Lease, Liability, Total		€ 2,684,000
EDAP Technomed Co Ltd. [Member] | JAPAN | Loans Payable [Member]
Debt Instrument, Face Amount | ¥			¥ 80,000,000
EDAP Technomed Sdn Bdh [Member] | Malaysia 1 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount		€ 65,464.85
President [Member] | EDAP Technomed Inc. [Member] | Car Lease Required Personal Warranty [Member]
Operating Lease, Liability, Total | $	$ 28,756.44